CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Convertible promissory notes	$ 3,925,000	$ 1,900,000
Unamortized discount	(634,550)	(348,512)
Convertible promissory notes	3,290,450	1,551,488
Convertible promissory notes, less current portion
Convertible promissory note [Member]
Total Convertible promissory notes	1,900,000	1,900,000
Convertible Promissory Notes One [Member]
Total Convertible promissory notes	$ 2,025,000